Revenue	12 Months Ended
Dec. 31, 2018
Revenues [Abstract]
Revenue [Text Block]
Note 6 – Revenue

Samil Agreement

On July 28, 2016, the Company entered into a license agreement ("Samil Agreement") with Samil Pharm. Co., Ltd. (the “Samil”), for an exclusive, royalty-bearing license for the commercialization of Aramchol (with an option to manufacture) for the treatment of fatty liver indications including NASH in the Republic of Korea. Additionally, following the ARREST Study, Samil has an option to extend the License to Vietnam, which, if exercised, would increase the clinical- and regulatory-based milestone payments.

Under the terms of the Samil Agreement, the Company received an up-front payment of approximately $2.1 million. Samil has also agreed to pay additional clinical and regulatory-based milestone payments, which may aggregate up to $6.0 million, as well as tiered, double-digit royalties payable on sales (under certain limitations). In September, 2018 the Company received a milestone payment of $1.5 million from Samil in connection with the completion of its ARREST study.

In accordance with ASC 606 the Company determined that the Agreement included a combined performance obligation representing the delivery of the exclusive license and completion of the ARREST study.

The Company determined that the transaction price at contract inception was $2.1 million consisting of the upfront, non-refundable payment. None of the clinical or regulatory milestones were included in the transaction price upon inception, as all milestone amounts were fully constrained. Management assessed that the likelihood of occurrence of the other performance obligations in the Agreement was remote upon contract inception. As such, the stand-alone value of such performance obligations was deemed de minimis and none of the transaction price was allocated to those obligations. Any consideration related to sales-based milestones and royalties will be recognized when the related sales occur, and therefore have also been excluded from the transaction price.

During 2018, when the Company determined that the achievement of its first milestone was probable, it included the variable consideration of $1.5 million as a part of the transaction price allocated to the combined performance obligation including the delivery of the license and completion of the ARREST study. The Company will re-evaluate the transaction price in each reporting period when events whose outcomes are resolved or other changes in circumstances occur that would indicate it is appropriate to recognize variable consideration as revenue.

Revenue allocated to the combined performance obligation of the license and associated ARREST study was recognized ratably, based on the input method, from contract inception through conclusion of the ARREST study in June 2018.